Shareholder Report, Line Graph (Details) 74200014500_Templeton Global Bond Enhanced Fund_Class C_TSR Annual {Class C} - USD ($)												12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2025
Class C
Account Value [Line Items]
Line Graph and Table Measure Name												Class C (with sales charge)
Accumulated Value		$ 8,560	$ 9,231	$ 8,741	$ 10,038	$ 10,647	$ 11,354	$ 11,212	$ 11,061	$ 10,799	$ 10,000	$ 10,266
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg Global Aggregate Index
Accumulated Value		10,482	10,662	10,086	12,042	12,637	11,573	10,832	10,964	10,209	10,000	$ 11,338
FTSE World Government Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												FTSE World Government Bond Index
Accumulated Value		9,809	10,099	9,601	11,747	12,627	11,468	10,829	10,921	10,160	10,000	$ 10,550
Bloomberg Multiverse Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[1]											Bloomberg Multiverse Index†
Accumulated Value		$ 10,706	$ 10,851	$ 10,233	$ 12,184	$ 12,759	$ 11,703	$ 10,924	$ 11,075	$ 10,284	$ 10,000	$ 11,607

[1]
†	Effective August 1, 2025, the FTSE World Government Bond Index replaced the Bloomberg Multiverse Index as the Fund’s benchmark. The Fund’s investment manager believes the FTSE World Government Bond Index is an appropriate benchmark for the Fund.